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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005

Check Here if Amendment /X/; Amendment Number: 2

   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hale and Dorr Capital Management LLC
   Address:      60 State Street
                 Boston, MA 02109

Form 13F File Number: 028-03747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kimberly R. Clouse
Title:   President
Phone:   617-526-5873

Signature, Place, and Date of Signing:

   /s/ Kimberly R. Clouse         Boston, Massachusetts   November 14, 2006
------------------------------    ---------------------   -----------------
       [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 10
                                        --------------------

Form 13F Information Table Value Total: $4,761
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                    HALE AND DORR CAPITAL MANAGEMENT LLC
                       FORM 13F INFORMATION TABLE
                      QUARTER ENDED MARCH 31, 2005


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
FISERV INC                     COM         337738108     203      5,113   SH           Sole                    5,113    0       0
GENUINE PARTS COMPANY          COM         372460105     256      5,890   SH           Sole                    5,890    0       0
ISHARES MORNINGSTAR
  SMALL CORE              SMLL CORE Indx   464288505     218      3,300   SH           Sole                    3,300    0       0
ISHARES RUSSELL 2000
  INDEX FUN                RUSSELL 2000    464287655     343      2,810   SH           Sole                    2,810    0       0
JC PENNEY COMPANY INC          COM         708160106     208      4,000   SH           Sole                    4,000    0       0
LOWES COS INC                  COM         548661107     316      5,540   SH           Sole                    5,540    0       0
MORGAN STANLEY                 COM         617446448     329      5,739   SH           Sole                    5,739    0       0
MUNICIPAL MORTGAGE AND
  EQUITY                    Growth SHS     62624B101     243     10,000   SH           Sole                   10,000    0       0
PEABODY ENERGY CORP            COM         704549104     434      9,370   SH           Sole                    9,370    0       0
TIER TECHNOLOGIES INC B      Class B       88650Q100   2,211    300,000   SH           Sole                  300,000    0       0